Financial instruments - risk management (Details 4) - Liquidity risk [member] - GBP (£) £ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Total
Government and research loans [member]
IfrsStatementLineItems [Line Items]
Total
Not later than three months [member]
IfrsStatementLineItems [Line Items]
Total	2,188	2,211
Not later than three months [member] | Trade and other payables [member]
IfrsStatementLineItems [Line Items]
Total	1,974	1,986	1,178
Not later than three months [member] | Deferred considerations [member]
IfrsStatementLineItems [Line Items]
Total	166	178
Not later than three months [member] | Promissory Note [Member]
IfrsStatementLineItems [Line Items]
Total
Not later than three months [member] | Finance Lease [member]
IfrsStatementLineItems [Line Items]
Total	48	47	47
Not later than three months [member] | Government and research loans [member]
IfrsStatementLineItems [Line Items]
Total			1,225
Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Total	513	1,154
Later than three months and not later than one year [member] | Trade and other payables [member]
IfrsStatementLineItems [Line Items]
Total
Later than three months and not later than one year [member] | Deferred considerations [member]
IfrsStatementLineItems [Line Items]
Total	497	533
Later than three months and not later than one year [member] | Promissory Note [Member]
IfrsStatementLineItems [Line Items]
Total		479
Later than three months and not later than one year [member] | Finance Lease [member]
IfrsStatementLineItems [Line Items]
Total	16	142	141
Later than three months and not later than one year [member] | Government and research loans [member]
IfrsStatementLineItems [Line Items]
Total			141
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Total	662	822
Later than one year and not later than two years [member] | Trade and other payables [member]
IfrsStatementLineItems [Line Items]
Total
Later than one year and not later than two years [member] | Deferred considerations [member]
IfrsStatementLineItems [Line Items]
Total	662	711
Later than one year and not later than two years [member] | Promissory Note [Member]
IfrsStatementLineItems [Line Items]
Total
Later than one year and not later than two years [member] | Finance Lease [member]
IfrsStatementLineItems [Line Items]
Total		111	189
Later than one year and not later than two years [member] | Government and research loans [member]
IfrsStatementLineItems [Line Items]
Total			189
Later than two years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Total		711
Later than two years and not later than five years [member] | Trade and other payables [member]
IfrsStatementLineItems [Line Items]
Total
Later than two years and not later than five years [member] | Deferred considerations [member]
IfrsStatementLineItems [Line Items]
Total		711
Later than two years and not later than five years [member] | Promissory Note [Member]
IfrsStatementLineItems [Line Items]
Total
Later than two years and not later than five years [member] | Finance Lease [member]
IfrsStatementLineItems [Line Items]
Total			112
Later than two years and not later than five years [member] | Government and research loans [member]
IfrsStatementLineItems [Line Items]
Total			112
Later than five years [member] | Trade and other payables [member]
IfrsStatementLineItems [Line Items]
Total
Later than five years [member] | Deferred considerations [member]
IfrsStatementLineItems [Line Items]
Total
Later than five years [member] | Promissory Note [Member]
IfrsStatementLineItems [Line Items]
Total
Later than five years [member] | Finance Lease [member]
IfrsStatementLineItems [Line Items]
Total